                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:         811-21326

Exact Name of Registrant
(as specified in charter): Cohen & Steers REIT and Preferred Income Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:  (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD(a)
                                                ----------   --------------   ------------
  COMMON STOCK                         84.77%(b)
    DIVERSIFIED                         7.06%
         Capital Trust Class A................      97,400   $    2,834,340       6.19%
         Colonial Properties Trust............     300,000       12,066,000       6.66
         Crescent Real Estate Equities Co.....   1,490,500       23,460,470       9.53
         iStar Financial......................     990,000       40,817,700       6.77
         Vornado Realty Trust.................     239,100       14,986,788       4.53
                                                             --------------
                                                                 94,165,298
                                                             --------------
    HEALTH CARE                        13.04%
         Health Care Property Investors.......   2,900,600       75,415,600       6.42
         Health Care REIT.....................   1,745,600       61,445,120       6.82
         Nationwide Health Properties.........   1,362,200       28,265,650       7.13
         Ventas...............................     335,000        8,683,200       5.02
                                                             --------------
                                                                173,809,570
                                                             --------------
    HOTEL                               2.07%
         Hospitality Properties Trust.........     545,200       23,165,548       6.78
         Strategic Hotel Capital..............     323,800        4,377,776       6.51
                                                             --------------
                                                                 27,543,324
                                                             --------------
    INDUSTRIAL                          4.08%
         First Industrial Realty Trust........   1,472,200       54,324,180       7.43
                                                             --------------
    MORTGAGE                            2.36%
         Newcastle Investment Corp............   1,024,274       31,445,212       7.82
                                                             --------------
    OFFICE                             24.35%
         Arden Realty.........................   1,488,700       48,501,846       6.20
         Brandywine Realty Trust..............     787,800       22,436,544       6.18
         CarrAmerica Realty Corp..............     942,300       30,813,210       6.12
         CRT Properties.......................     290,000        6,220,500       6.53
         Equity Office Properties Trust.......   2,943,300       80,204,925       7.34
         Highwoods Properties.................     910,200       22,400,022       6.91
         HRPT Properties Trust................   1,228,400       13,500,116       7.64
         Mack-Cali Realty Corp................   1,259,500       55,795,850       5.69
         Maguire Properties...................   1,286,100       31,265,091       6.58
         Prentiss Properties Trust............     374,900       13,496,400       6.22
                                                             --------------
                                                                324,634,504
                                                             --------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on the net assets of the fund.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    OFFICE/INDUSTRIAL                   4.31%
         Liberty Property Trust...............   1,143,300   $   45,549,072       6.12%
         Mission West Properties..............     908,900        9,407,115       9.28
         Reckson Associates Realty Corp.......      87,500        2,515,625       5.91
                                                             --------------
                                                                 57,471,812
                                                             --------------
    RESIDENTIAL -- APARTMENT           13.28%
         AMLI Residential Properties Trust....     590,400       18,036,720       6.28
         Archstone-Smith Trust................   2,324,000       73,531,360       5.44
         Camden Property Trust................     581,800       26,879,160       5.50
         Gables Residential Trust.............   1,186,100       40,505,315       7.06
         Mid-America Apartment Communities....     349,000       13,593,550       6.01
         Town & Country Trust.................     173,400        4,413,030       6.76
                                                             --------------
                                                                176,959,135
                                                             --------------
    SELF STORAGE                        0.65%
         Sovran Self Storage..................     222,200        8,705,796       6.18
                                                             --------------
    SHOPPING CENTER                    13.57%
       COMMUNITY CENTER                 8.10%
         Cedar Shopping Centers...............     400,000        5,580,000       6.45
         Heritage Property Investment Trust...   2,002,300       58,407,091       7.20
         New Plan Excel Realty Trust..........   1,340,500       33,512,500       6.60
         Ramco-Gershenson Properties Trust....     390,000       10,561,200       6.20
                                                             --------------
                                                                108,060,791
                                                             --------------
       REGIONAL MALL                    5.47%
         Glimcher Realty Trust................   2,121,600       51,554,880       7.90
         Macerich Co..........................     215,200       11,468,008       4.58
         Mills Corp...........................     190,200        9,865,674       4.59
                                                             --------------
                                                                 72,888,562
                                                             --------------
         TOTAL SHOPPING CENTER................                  180,949,353
                                                             --------------
              TOTAL COMMON STOCK
                (Identified cost --
                $943,674,848)................                 1,130,008,184
                                                             --------------
  PREFERRED SECURITIES -- $25
   PAR VALUE                           26.14%
    AGRICULTURAL CHEMICALS              0.20%
         Agrium, 8.00% (COPrS)................     107,600        2,715,824       7.92
                                                             --------------

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    AUTOMOTIVE                          1.16%
         DaimlerChrysler, 7.25% (CBTCS).......      23,708   $      600,049       7.15%
         DaimlerChrysler, 7.50% (CBTCS).......      37,300          967,935       7.24
         Delphi Trust I, 8.25%, due 10/15/33,
            Series A..........................     456,100       11,785,624       7.97
         Ford Motor Co., 8.00% (CORTS)........      80,000        2,085,600       7.67
                                                             --------------
                                                                 15,439,208
                                                             --------------
    BANK                                2.49%
         ASBC Capital I, 7.625%, Series A
            (TOPrS)...........................      75,500        2,023,400       7.13
         Cobank ACB, 7.00%, 144A(a)...........     200,000       10,315,960       6.79
         Colonial Capital Trust IV, 7.875%....     310,000        8,292,500       7.36
         Countrywide Capital IV, 6.75%........      71,100        1,793,853       6.70
         First Republic Bank, 6.70%...........     200,000        5,010,000       6.71
         Fleet Capital Trust VII, 7.20%
            Series............................      94,800        2,488,500       6.86
         Fleet Capital Trust VIII, 7.20%
            Series............................      87,900        2,314,407       6.84
         Old Second Bancorp Capital Trust I,
            7.80%.............................      90,000          979,110       7.16
                                                             --------------
                                                                 33,217,730
                                                             --------------
    BANK -- FOREIGN                     1.39%
         Abbey National PLC, 7.375%, Series B.     105,700        2,858,128       6.80
         Abbey National PLC, 7.375%, Series C.     493,264       13,140,553       6.91
         Northern Rock PLC, 8.00%, Series.....      30,000          753,339       7.96
         Royal Bank of Scotland Group, 7.25%,
            Series H..........................      69,300        1,750,518       7.17
                                                             --------------
                                                                 18,502,538
                                                             --------------
    ELECTRIC -- INTEGRATED              1.49%
         EIX Trust I, 7.875%, due 7/26/29,
            Series............................     165,900        4,182,339       7.81
         Energy East Capital Trust I, 8.25%...      61,000        1,628,090       7.72
         Enterprise Capital Trust, 7.44%......      74,200        1,864,646       7.40
         Northern States Power Co., 8.00%,
            Notes (PINES).....................      41,700        1,132,155       7.37
         PSEG Funding Trust II, 8.75%
            Series............................     199,900        5,509,244       7.95
         Puget Sound Energy Capital Trust II,
            8.40% (TOPrS).....................      95,800        2,542,532       7.91
         Southern California Edison, 7.23%,
            due 4/30/07, Series M.............      12,300        1,245,375       7.14
         Virginia Power Capital Trust II,
            7.375%, (TruPS)...................      62,061        1,669,441       6.84
                                                             --------------
                                                                 19,773,822
                                                             --------------

-------------------
(a) The fund prices this security at fair value using procedures approved by the fund's board of directors.

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    FINANCE                             0.91%
       CREDIT CARD                      0.81%
         MBNA Capital, 8.125%, Series D
            (TruPS)...........................     234,100   $    6,250,470       7.60%
         MBNA Capital, 8.10%, Series E
            (TOPrs)...........................     166,300        4,491,763       7.52
                                                             --------------
                                                                 10,742,233
                                                             --------------
       DIVERSIFIED FINANCIAL SERVICES   0.10%
         National Rural Utilities, 7.40%
            (QUICS)...........................      48,300        1,283,814       6.96
                                                             --------------
         TOTAL FINANCE........................                   12,026,047
                                                             --------------
    GAS -- DISTRIBUTION                 3.59%
         Dominion CNG Capital, 8.40%..........      78,700        2,105,225       7.29
         Laclede Capital Trust I, 7.70%
            (TOPrS)...........................      56,300        1,517,285       7.16
         Southern Union Co., 7.55%, Series C..   1,040,000       28,017,600       7.02
         Southwest Gas Capital Trust II,
            7.70%.............................     600,000       16,200,000       7.15
                                                             --------------
                                                                 47,840,110
                                                             --------------
    INSURANCE                           2.20%
       LIFE/HEALTH INSURANCE            0.21%
         Lincoln National Capital V, 7.65%,
            Series E (TruPS)..................      63,700        1,688,050       7.21
         Torchmark Capital Trust I, 7.75%.....      41,000        1,103,720       7.21
                                                             --------------
                                                                  2,791,770
                                                             --------------
       MULTI-LINE                       0.81%
         ING Groep NV, 7.05% Series...........     241,600        6,313,008       6.74
         ING Groep NV, 7.20% Series...........     165,700        4,407,620       6.77
                                                             --------------
                                                                 10,720,628
                                                             --------------
       PROPERTY/CASUALTY                0.99%
         ACE Ltd., 7.80%, Series C............     380,400       10,232,760       7.25
         St. Paul Capital Trust I, 7.60%
            (TruPS)...........................     115,130        3,003,742       7.27
                                                             --------------
                                                                 13,236,502
                                                             --------------
       REINSURANCE -- FOREIGN           0.19%
         RenaissanceRE Holdings Ltd., 8.10%,
            Series A..........................      30,900          829,974       7.56
         RenaissanceRE Holdings Ltd., 7.30%,
            Series B..........................      65,900        1,743,055       6.92
                                                             --------------
                                                                  2,573,029
                                                             --------------
         TOTAL INSURANCE......................                   29,321,929
                                                             --------------

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    MEDIA                               2.11%
       CABLE TELEVISION                 1.28%
         Shaw Communications, 8.45%, Series A
            (COPrS)...........................     199,092   $    5,007,164       8.39%
         Shaw Communications, 8.50%, Series B
            (COPrS)...........................     479,700       12,064,455       8.47
                                                             --------------
                                                                 17,071,619
                                                             --------------
       DIVERSIFIED SERVICES             0.83%
         AOL Time Warner, 7.625%, Series A-1
            (CABCO)...........................     109,900        2,900,261       7.24
         Liberty Media Corp., 8.75% (CBTCS)...     198,500        5,250,325       8.28
         Liberty Media Corp., 8.75% (PPLUS)...     108,745        2,926,328       8.14
                                                             --------------
                                                                 11,076,914
                                                             --------------
         TOTAL MEDIA..........................                   28,148,533
                                                             --------------
    MEDICAL -- HMO                      0.06%
         Aetna, 8.50%, Senior Notes...........      32,000          861,120       7.92
                                                             --------------
    OIL -- EXPLORATION                  1.22%
         Nexen, 7.35%, due 11/1/43, Series B..     608,660       16,306,001       6.87
                                                             --------------
    REAL ESTATE                         7.42%
         Apartment Investment and Management
            Co., 8.00%, Series T..............      93,700        2,335,941       8.02
         Cousins Properties, 7.75%, Series A..     457,500       11,798,925       7.52
         Developers Diversified Realty Corp.,
            8.00%, Series G...................      38,700        1,021,293       7.58
         Forest City Enterprises, 7.375%,
            Senior Notes......................      50,000        1,257,000       7.32
         Glimcher Realty Trust, 8.75%,
            Series F..........................     280,000        7,417,200       8.27
         Glimcher Realty Trust, 8.125%,
            Series G..........................     240,000        6,108,000       7.98
         Health Care REIT, 7.875%, Series D...     100,000        2,534,000       7.77
         Innkeepers USA Trust, 8.00%,
            Series C..........................      88,000        2,226,400       7.91
         iStar Financial, 7.875%, Series E....     400,000       10,076,000       7.82
         iStar Financial, 7.80%, Series F.....     292,400        7,374,328       7.73
         iStar Financial, 7.65%, Series G.....      80,000        2,000,000       7.64
         Kilroy Realty Corp, 7.80%,
            Series E..........................     100,000        2,589,000       7.53
         Maguire Properties, 7.625%,
            Series A..........................     288,900        7,193,610       7.67
         Mid-America Apartment Communities,
            8.30%, Series H...................     690,600       17,796,762       8.07
         Mills Corp., 8.75%, Series E.........     197,600        5,335,200       8.11
         Omega Healthcare Investors, 8.375%,
            Series D..........................     200,000        5,210,000       8.02
         Saul Centers, 8.00%, Series A........      94,400        2,515,760       7.50
         SL Green Realty Corp., 7.625%,
            Series C..........................     100,000        2,563,000       7.45
         SL Green Realty Corp., 7.875%,
            Series D..........................      60,000        1,530,000       7.73
                                                             --------------
                                                                 98,882,419
                                                             --------------

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    TELECOMMUNICATION SERVICES          1.90%
         Centaur Funding Corp., 9.08%(a).. ...      13,908   $   17,412,794       7.25%
         Telephone & Data Systems, 7.60%,
            Series A..........................     197,800        5,208,074       7.22
         United States Cellular Corp., 7.50%,
            due 6/15/34, Series...............     105,000        2,756,250       7.16
                                                             --------------
                                                                 25,377,118
                                                             --------------
              TOTAL PREFERRED SECURITIES --
                $25 PAR VALUE (Identified
                cost -- $337,940,464)........                   348,412,399
                                                             --------------
  PREFERRED SECURITIES --
   CAPITAL TRUST                       32.64%
    BANK                                7.04%
         AgFirst Farm Credit Bank, 7.30%,
            due 10/14/49, 144A................  29,100,000       29,392,455       7.23
         Astoria Capital Trust I, 9.75%,
            due 11/1/29, Series B.............  13,500,000       16,051,500       8.20
         BankBoston Capital Trust II, 7.75%,
            due 12/15/26......................   1,500,000        1,658,877       7.01
         BT Preferred Capital Trust II,
            7.875%, due 2/25/27...............   5,000,000        5,603,045       7.03
         Great Western Financial Trust II,
            8.206%, due 2/1/27, Series A......   5,232,000        5,928,186       7.25
         ML Capital Trust I, 9.875%, due
            3/1/27, Series B..................   1,800,000        2,124,225       8.37
         Republic New York Capital I, 7.75%,
            due 11/15/26 (TruPS)..............   1,000,000        1,099,698       7.05
         Roslyn Preferred Trust FRN, 4.78%,
            due 4/1/32, 144A..................  10,000,000        9,975,000       4.77
         Roslyn Real Estate Asset Corp. FRN,
            4.813%, due 9/30/08, Series D.....         100       10,000,000       4.76
         Sky Financial Capital Trust I, 9.75%,
            due 5/1/30, Series B..............   3,000,000        3,516,000       7.97
         Webster Capital Trust I, 9.36%,
            due 1/29/27, 144A.................   7,300,000        8,420,090       8.11
                                                             --------------
                                                                 93,769,076
                                                             --------------

-------------------
(a) The fund prices this security at fair value using procedures approved by the fund's board of directors.

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    BANK -- FOREIGN                     8.06%
         BNP Paribas Capital Trust V, 7.20%...  19,550,000   $   20,537,685       6.85%
         CA Preferred Fund Trust, 7.00%
            (Eurobond)........................  25,200,000       26,139,733       6.75
         HBOS Capital Funding LP, 6.85%.......  24,000,000       24,614,544       6.68
         HSBC Capital Funding LP, 10.176%.....   9,680,000       14,827,892       6.65
         RBS Capital Trust B, 6.80%...........  20,700,000       21,291,316       6.61
                                                             --------------
                                                                107,411,170
                                                             --------------
    ELECTRIC -- INTEGRATED              2.24%
         Dominion Resources Capital Trust III,
            8.40%, due 1/15/31................  21,732,000       26,687,005       7.80
         DPL Capital Trust, 8.125%, due
            9/1/31............................   3,000,000        3,127,500       7.80
                                                             --------------
                                                                 29,814,505
                                                             --------------
    FINANCE                             4.65%
       CREDIT CARD                      0.52%
         MBNA Capital, 8.278%, due 12/1/26,
            Series A..........................   6,200,000        6,921,767       7.42
                                                             --------------
       DIVERSIFIED FINANCIAL SERVICES   2.08%
         Old Mutual Capital Funding, 8.00%,
            due 5/29/49 (Eurobond)............  27,000,000       27,768,204       7.78
                                                             --------------
       INVESTMENT BANKER/BROKER         1.06%
         Chase Capital I, 7.67%, due
            12/1/06...........................   2,519,000        2,732,387       7.07
         JPM Capital Trust I, 7.54%, due
            1/15/27...........................   3,925,000        4,200,649       7.05
         JPM Capital Trust II, 7.95%, due
            2/27/07...........................   6,400,000        7,146,112       7.12
                                                             --------------
                                                                 14,079,148
                                                             --------------
       MORTGAGE LOAN/BROKER             0.99%
         Countrywide Capital III, 8.05%, due
            6/15/27, Series B (SKIS)..........  11,285,000       13,245,126       6.86
                                                             --------------
         TOTAL FINANCE........................                   62,014,245
                                                             --------------
    FOOD -- DAIRY PRODUCTS              0.79%
         Dairy Farmers of America, 7.875%,
            144A(a)...........................     105,000       10,555,734       7.84
                                                             --------------
    INSURANCE                           8.09%
       BROKERS                          0.17%
         Aon Capital Trust A, 8.205%, due
            1/1/27............................   2,000,000        2,302,776       7.13
                                                             --------------
       LIFE/HEALTH                      0.33%
         AmerUS Capital, 8.85%, due 2/1/27,
            Series A..........................   4,000,000        4,334,580       8.17
                                                             --------------

-------------------
(a) The fund prices this security at fair value using procedures approved by the fund's board of directors.

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
       MULTI-LINE                       5.99%
         AFC Capital Trust I, 8.207%, due
            2/03/27, Series B.................   5,000,000   $    5,000,000       8.21%
         AXA, 7.10%, (Eurobond)...............  26,500,000       27,328,125       6.88
         GenAmerica Capital I, 8.525%, due
            6/30/27...........................  14,000,000       16,256,744       7.35
         USF&G Capital, 8.312%, due 7/01/46...   2,000,000        2,428,220       6.84
         Zurich Capital Trust I, 8.376%, due
            6/01/37...........................  25,212,000       28,860,580       7.32
                                                             --------------
                                                                 79,873,669
                                                             --------------
       PROPERTY/CASUALTY                1.60%
         Oil Casualty Insurance, 8.00%, due
            9/15/34...........................   5,000,000        4,983,265       8.03
         W.R. Berkley Capital Trust, 8.197%,
            due 12/15/45......................  15,100,000       16,399,959       7.55
                                                             --------------
                                                                 21,383,224
                                                             --------------
         TOTAL INSURANCE......................                  107,894,249
                                                             --------------
    PIPELINES                           1.77%
         K N Capital Trust I, 8.56%, due
            4/15/27 (TruPS)...................   9,513,000       11,103,174       7.33
         K N Capital Trust III, 7.63%, due
            4/15/28 (TruPS)...................  11,330,000       12,474,092       6.93
                                                             --------------
                                                                 23,577,266
                                                             --------------
              TOTAL PREFERRED
                SECURITIES -- CAPITAL TRUST
                (Identified cost --
                $421,059,937).................                  435,036,245
                                                             --------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------
CORPORATE BOND                             5.74%
    AUTOMOTIVE                             3.97%
         Ford Holdings, 9.30%, due 3/1/30.......   $ 2,500,000        2,858,047
         Ford Motor Co., 9.98%, due 2/15/47.....    14,400,000       17,780,026
         General Motors Corp., 7.375%, due
            5/23/48.............................    19,377,000       18,557,585
         General Motors Corp., 8.25%, due
            7/15/23.............................    13,000,000       13,707,993
                                                                 --------------
                                                                     52,903,651
                                                                 --------------
    DIVERSIFIED FINANCIAL SERVICES         0.38%
         BF Saul Real Estate Investment Trust,
            7.50%, due 3/1/14, 144A.............     5,000,000        5,125,000
                                                                 --------------
    INVESTMENT BANKER/BROKER               0.62%
         NBP Capital Trust III, 7.375%, due
            10/29/49............................     7,900,000        8,231,255
                                                                 --------------

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                     AMOUNT          VALUE
                                                   -----------   --------------
    MEDIA -- DIVERSIFIED SERVICES          0.77%
         Liberty Media Corp., 8.25%, due
            2/1/30..............................   $ 9,250,000   $   10,295,564
                                                                 --------------
              TOTAL CORPORATE BOND
                (Identified cost -- $72,007,883)                     76,555,470
                                                                 --------------
COMMERCIAL PAPER                           0.24%
         State Street Boston Corp., 1.40%,
            due 10/01/04 (Identified
            cost -- $3,178,000)......                3,178,000        3,178,000
                                                                 --------------
TOTAL INVESTMENTS (Identified
  cost -- $1,777,861,132)............    149.53%                  1,993,190,298(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES........................      0.81%                     10,790,608
LIQUIDATION VALUE OF AUCTION MARKET
  PREFERRED SHARES: SERIES M7, SERIES
  T7, SERIES W7, SERIES TH7, SERIES F7
  (Equivalent to $25,000 per share
  based on 3,280 shares outstanding per
  class), SERIES W28A, SERIES W28B,
  SERIES W28C (Equivalent to $25,000 per
  share based on 2,800 shares
  outstanding per class), AND
  SERIES T28 (Equivalent to $25,000
  per share based on 2,040 shares
  outstanding per class).............    (50.34)%                  (671,000,000)
                                                                 --------------
NET ASSETS APPLICABLE TO COMMON
  SHARES (Equivalent to $27.63 per
  share based on 48,251,666 shares of
  capital stock outstanding).........    100.00%                 $1,332,980,906
                                                                 --------------
                                                                 --------------

                      GLOSSARY OF PORTFOLIO ABBREVIATIONS
--------------------------------------------------------------------------------
  CABCO         Corporate Asset Backed Corporation
  CBTCS         Corporate Backed Trust Certificates
  COPrS         Canadian Origin Preferred Securities
  CORTS         Corporate Backed Trust Securities
  FRN           Floating Rate Note
  PINES         Public Income Notes
  PPLUS         Preferred Plus Trust
  QUICS         Quarterly Income Capital Securities
  SKIS          Subordinated Capital Income Securities
  TOPrS         Trust Originated Preferred Securities
  TruPS         Trust Preferred Securities
--------------------------------------------------------------------------------


-------------------
(a) At September 30, 2004, net unrealized appreciation was $215,329,166 based on cost for federal income tax purposes of $1,777,861,132. This consisted of aggregate gross unrealized appreciation on investments of $217,890,933 and aggregate gross unrealized depreciation on investments of $2,561,767.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

NOTE 1. INVESTMENTS IN INTEREST RATE SWAPS

    The fund has entered into interest rate swap agreements with Merrill Lynch Derivative Products AG, UBS AG, and Royal Bank of Canada. Under the agreements the fund receives a floating rate and pays a respective fixed rate. Details of the swaps at September 30, 2004 are as follows:

                                                                                                      UNREALIZED
                                   NOTIONAL       FIXED      FLOATING RATE(a)                        APPRECIATION/
          COUNTERPARTY              AMOUNT         RATE      (RESET MONTHLY)    TERMINATION DATE    (DEPRECIATION)
--------------------------------  -----------   ----------   ---------------   ------------------   --------------
Royal Bank of Canada............  $58,125,000    3.3980%          1.840%          August 25, 2007    $  (347,903)
Royal Bank of Canada............  $43,250,000    3.4525%        1.77875%       September 16, 2008         (6,077)
UBS AG..........................  $58,125,000    2.8325%          1.840%          August 25, 2006        (15,298)
UBS AG..........................  $58,125,000    3.9900%          1.840%          August 25, 2009       (828,825)
UBS AG..........................  $58,125,000    4.3975%          1.840%          August 25, 2010     (1,644,051)
UBS AG..........................  $58,125,000    4.5950%          1.840%          August 25, 2011     (1,983,048)
Merrill Lynch Derivative
  Products AG...................  $43,625,000    3.3200%         1.8275%         October 22, 2007       (127,098)
Merrill Lynch Derivative
  Products AG...................  $58,500,000    3.2075%          1.670%          October 2, 2008        555,546
Merrill Lynch Derivative
  Products AG...................  $20,000,000    3.4100%          1.750%         January 13, 2009        102,625
                                                                                                     -----------
                                                                                                     $(4,294,129)
                                                                                                     -----------
                                                                                                     -----------

-------------------
(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2004.

--------------------------------------------------------------------------------
                                       11

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
    Name: Robert H. Steers
    Title: Chairman

    Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                    By:  /s/ Martin Cohen
    -------------------------------             --------------------------------
    Name: Robert H. Steers                      Name: Martin Cohen
    Title: Chairman, Secretary and              Title: President, Treasurer
    principal executive officer                 and principal financial officer

    Date: November 29, 2004


                                      13